Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	$ 1,088,178	$ 831,610
Net regulatory assets (liabilities)	$ 195,372	(212,018)
Accrued pension and other postretirement benefit costs, recovery period	5 years
Regulatory assets, accrued absence time, lag period	1 year
Regulatory assets, margin, interest and property tax-tracking, recovery period	24 months
Other current liabilities
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	$ 30,300
Unsecured Debt | MountainWest unsecured senior notes, 4.875%, due in 2041
Regulatory Assets And Liabilities [Line Items]
Debt instrument face amount		$ 180,000
Debt instrument, stated interest rate		4.875%
Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets		$ 798,897
Net regulatory assets (liabilities)		(95,640)
Deferred purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	0	5,736
Deferred purchased gas costs | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities		0
Accumulated removal costs
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	445,000	482,558
Accumulated removal costs | Other current liabilities
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities		2,000
Accumulated removal costs | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities		424,000
Unamortized gain on reacquired debt
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	6,572	7,108
Unamortized gain on reacquired debt | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities		7,108
Regulatory excess deferred/other taxes and gross-up
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	424,921	511,567
Regulatory excess deferred/other taxes and gross-up | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities		446,333
Margin, interest - and property tax-tracking
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	10,920	8,523
Margin, interest - and property tax-tracking | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities		8,523
Unrecognized other postretirement benefit cost
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	0	17,815
Unrecognized other postretirement benefit cost | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities		0
Other
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	5,393	10,321
Other | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities		8,573
Gross-up related to contributions in aid of construction
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	2,700
Accrued pension and other postretirement benefit costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	311,124	339,356
Accrued pension and other postretirement benefit costs | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets		339,356
Deferred purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	450,120	291,145
Deferred purchased gas costs | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets		291,145
Settled interest rate hedges
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	0	31,278
Settled interest rate hedges | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets		0
Accrued purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	207,368	51,631
Accrued purchased gas costs | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets		51,631
Unamortized premium on reacquired debt
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	14,707	16,283
Unamortized premium on reacquired debt | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets		16,283
Accrued absence time
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	17,854	16,975
Accrued absence time | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets		16,975
Margin, interest - and property tax-tracking
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	21,024	22,709
Margin, interest - and property tax-tracking | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets		22,709
Other
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	$ 65,981	62,233
Other | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets		$ 60,798